SCHEDULE OF BANK AND OTHER BORROWINGS (Details) (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2020
IfrsStatementLineItems [Line Items]
Other borrowings	$ 664,479
Borrowings, interest rate	6.00%		8.00%
Ultimate Beneficial Shareholder [Member]
IfrsStatementLineItems [Line Items]
Other borrowings	$ 536,530
Borrowings, interest rate	8.00%
Related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	$ 536,530
Non Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other borrowings	$ 127,949
Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average effective interest rate		5.00%
Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average effective interest rate	6.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	7.50%
Top of range [member] | Ultimate Beneficial Shareholder [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		8.00%